FINANCIAL RISK MANAGEMENT - Schedule of financial assets and liabilities at carrying and fair value (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	$ 161,926
Changes in liabilities arising from financing activities [abstract]
Cashflows	(7,263)
Acquisition	16,083
Interest Expense Accrued	4,670
Amortized costs	784
Fair Value Changes	0
Other	(9,506)
Liabilities arising from financing at the end of the period	166,694	$ 161,926
Convertible Bond
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	140,886
Changes in liabilities arising from financing activities [abstract]
Cashflows	(3,952)
Acquisition	0
Interest Expense Accrued	3,952
Amortized costs	784
Fair Value Changes	0
Other	(8,284)
Liabilities arising from financing at the end of the period	133,386	140,886
Other financial liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	165
Changes in liabilities arising from financing activities [abstract]
Cashflows	0
Acquisition	(165)
Interest Expense Accrued	0
Amortized costs	0
Fair Value Changes	0
Other	0
Liabilities arising from financing at the end of the period	0	165
Lease Liabilities
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Liabilities arising from financing activities at the beginning of period	20,875
Changes in liabilities arising from financing activities [abstract]
Cashflows	(3,311)	(3,217)
Acquisition	16,248
Interest Expense Accrued	718	680
Amortized costs	0
Fair Value Changes	0
Other	(1,222)
Liabilities arising from financing at the end of the period	$ 33,308	$ 20,875